Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets
Summary of Company's other current assets

	December 31,
	2023	2022
Deposits	$1,209	$1,962
Prepaid expenses	683	102
Other receivables	39	1,011
Total other current assets	$1,931	$3,075